Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Research And Development Expenses [Abstract]
Schedule of research and development expenses

	Year ended December 31,
	2017	2016	2015
	U.S. dollars in thousands

Fees related to service providers	51	145	121
Expenses relating to options to employees and non-employees	2	7	8
Professional consulting	-	109	360
Lab materials	2	134	75
Other	(12)	48	14

	43	443	578